BUSINESS COMBINATIONS (Details) In Thousands, except Share data, unless otherwise specified			0 Months Ended					0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jan. 06, 2012 Trade Lead and Tianshi USD ($)	Jan. 06, 2012 Trade Lead and Tianshi CNY	Jan. 31, 2012 Trade Lead and Tianshi	Dec. 31, 2011 Trade Lead and Tianshi	Sep. 30, 2011 Trade Lead and Tianshi	Jan. 06, 2012 Trade Lead and Tianshi Sales backlog USD ($)	Jan. 06, 2012 Trade Lead and Tianshi Sales backlog CNY	Jan. 06, 2012 Trade Lead and Tianshi TV episodes library USD ($)	Jan. 06, 2012 Trade Lead and Tianshi TV episodes library CNY	Jan. 06, 2012 Trade Lead and Tianshi Class A ordinary shares
BUSINESS COMBINATIONS
Percentage of equity interest acquired			95.00%	95.00%	95.00%		5.00%
Total purchase price			$ 18,127	112,936
Cash consideration			12,659	78,869
Number of Class A ordinary shares issued or issuable												6,202,179
Effective settlement of amounts payable by Youku to Trade Lead and Tianshi			7,556	47,071
Ownership interest (as a percent)			5.00%	5.00%		5.00%	5.00%
Acquisition-date fair value of the equity interest held before acquisition			811	5,051
Net gain arising from the re-measurement of the existing carrying value of investment to fair value			537	3,344
Gain or loss recognized from the effective settlement of pre-existing relationships				0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents			8,522	53,091
Tangible assets acquired			14,268	88,888
Intangible assets			1,026	6,391				934	5,821	92	570
Goodwill	683,066	4,255,570	11,828	73,688
Liabilities assumed			(9,021)	(56,194)
Deferred tax liabilities			(129)	(806)
Total consideration			26,494	165,058
Amount of of goodwill expected to be deductible for income tax purposes				0
Estimated average useful life								1 year	1 year	1 year	1 year
Acquisition related costs			$ 183	1,140